ADVANCES (Tables)	12 Months Ended
Dec. 31, 2021
ADVANCES
Schedule of advances

	12/31/2021	12/31/2020
Current
PROINFA (a)	1,043,978	667,126
PROCEL (b)	326,968	393,644
ALBRAS (c)	89,509	74,075
	1,460,455	1,134,845
Non-current
ALBRAS (c)	186,348	290,870
	186,348	290,870

Total	1,646,803	1,425,715

(a)PROINFA

The early receipt of PROINFA quotas is related to the payment needs established between Eletrobras and entrepreneurs. The cost quotas and those of electricity are the result of the apportionment of the cost and electricity generated under PROINFA. According to Resolution No. 2,995/2021 of the ANEEL, the PROINFA apportionment value was R$ 14.13/MWh in December 2021 (R$ 9.32/MWh in December 2020). In addition, operations under PROINFA do not affect the result of Eletrobras.

(b)National Electric Energy Conservation Program (PROCEL)

PROCEL is a federal government program with the objective of increasing the efficiency of goods and energy consumption. Eletrobras acts as the executing agent of PROCEL, through contracts, agreements, terms of operation and cooperation agreements. The early receipt of resources and their use are subject to the approval of the Annual Resource Application Plan (PAR), which contains proposals for energy efficiency projects and other expenditures to be applied within the scope of the program. Such projects are programmed and budgeted in the PAR and are conditioned to their effective contracting and realization. Therefore, the financial resources are received in accordance with the established schedule and posted to the program’s results to the extent of its effective execution. In addition, operations within the scope of PROCEL do not affect the Company’s results.

(c)Alumínio Brasileiro S.A. (ALBRAS)

In 2004, the subsidiary Eletronorte participated in the auction for the purchase of electricity held by the industrial consumer ALBRAS, for a period of 20 years. ALBRAS made the advance purchase of electricity credits, with advance payment, to be amortized during the supply period, in monthly installments expressed in average MW, according to the rate in force in the month of billing.